Equity - Exercises of share options under the VSOP plan and legacy program (Details)				1 Months Ended		5 Months Ended	12 Months Ended
	Oct. 19, 2021 shares	Oct. 18, 2021 shares	Mar. 11, 2021 shares	Oct. 31, 2021 shares	Aug. 31, 2020 shares	Oct. 31, 2021 shares	Dec. 31, 2022 Option shares	Dec. 31, 2021 Option shares
Equity
Exercised during the period								557,171
Number of shares received		765,223
Number of shares held for payable of tax liabilities	241,326		369,654
Number of shares issued for exercise of stock options		765,223
Share split ratio							133.0778
Old VSOP Plan
Equity
Number of shares received				765,223	759,677		777,260
Number of shares held for payable of tax liabilities				523,897	390,023
Number of shares issued for exercise of stock options				241,326	369,654
New VSOP Plan
Equity
Number of shares issued for exercise of stock options							147,620	557,171
Forfeiteded during the period | Option							96,785	0
Legacy plan
Equity
Exercised during the period						5,282
Number of shares issued for exercise of stock options						702,915
Number of share options granted						5,282